Contract Assets (Tables)	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Contract Assets

Contract assets consisted of the following as of March 31:

	As of March 31,
	2024	2023
	USD	USD

Contract assets:
Revenue recognized in excess of amounts paid or payable (contract receivable) to the Company on uncompleted contracts (contract asset) excluding retainage	5,960,812	2,453,088
Retainage included in contract assets due to being conditional on something other than solely passage of time	977,931	793,481
Less: allowance for credit loss	(99,646)	(25,021)
Contract assets, net	6,839,097	3,221,548

Contract assets, current	6,098,497	3,150,729
Contract assets, non-current	740,600	70,819

Schedule of Movement of Revenue Recognized in Excess of Amounts Payable

The movement of revenue recognized in excess of amounts paid or payable (excluding retainage) before net of allowance for credit loss is as follows:

	As of March 31,
	2024	2023
	USD	USD

Balance at beginning of the year	2,453,088	389,927
Increase as a result of total work completed during the period	27,572,692	21,868,220
Decrease as a result of total amount billed out	(24,064,968)	(19,805,059)
Balance at end of the year	5,960,812	2,453,088

Schedule of Movement of Retainage Before Net of Allowance for Credit Loss

The movement of retainage before net of allowance for credit loss is as follows:

	As of March 31,
	2024	2023
	USD	USD

Balance at beginning of the year	793,481	390,214
Increase as a result of changes in progress of ongoing projects	431,521	476,030
Reclassified to accounts receivable as payment becomes unconditional	(247,071)	(72,763)
Balance at end of the year	977,931	793,481